Segment Information (Details) (USD $)	0 Months Ended	1 Months Ended		11 Months Ended		12 Months Ended						8 Months Ended	0 Months Ended
	Jun. 03, 2013	Jun. 07, 2013		Dec. 29, 2013		Apr. 28, 2013		Apr. 29, 2012		Apr. 27, 2011		Dec. 23, 2012	Nov. 14, 2013
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		$ (130,327,000)		$ (297,705,000)		$ 1,343,643,000		$ 1,236,089,000		$ 1,416,322,000
Reconciliation from Segment Totals to Consolidated
Net external sales		1,112,872,000		6,239,562,000		11,528,886,000		11,507,572,000		10,558,636,000
Total assets				38,972,348,000		12,939,007,000		11,983,293,000
Capital expenditures	88,700,000	120,154,000		202,015,000		399,098,000		418,734,000		335,646,000
North America [Member]
Segment Reporting Information [Line Items]
Inventory, Adjustments During the Period				173,600,000
Europe [Member]
Segment Reporting Information [Line Items]
Inventory, Adjustments During the Period				106,600,000
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Inventory, Adjustments During the Period				84,200,000
Latin America [Member]
Segment Reporting Information [Line Items]
Inventory, Adjustments During the Period				8,300,000
RIMEA [Member]
Segment Reporting Information [Line Items]
Inventory, Adjustments During the Period				10,600,000
Predecessor [Member]
Segment Reporting Information [Line Items]
Inventory, Adjustments During the Period		0				0		0		0
Other restructuring costs		0				0		72,900,000		0
Asset impairment charges		0				0		41,478,000		0
Pre-Opening Costs		(12,136,000)				583,000		(24,790,000)		(426,000)
Business Combination, Acquisition Related Costs		112,188,000				44,814,000		0		0
Unrealized loss on derivative instrument		0				0		0		0
Gains (Losses) on Extinguishment of Debt		129,367,000				0		0		0
Restructuring and Related Cost, Accelerated Depreciation		35,880,000				299,779,000		289,846,000		249,366,000
Depreciation		35,880,000				302,057,000		295,718,000		255,227,000
Amortization, Excluding Amortization of Financing Costs		4,276,000				42,161,000		43,499,000		39,597,000
Interest Expense, net		32,472,000				255,812,000		258,462,000		250,112,000
Share-based Compensation		4,318,000				51,000,000		54,900,000		54,200,000
Other Operating Income (Expense), Net		(3,729,000)				62,196,000		7,756,000		21,204,000
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		(130,327,000)				1,343,643,000		1,236,089,000		1,416,322,000
Reconciliation from Segment Totals to Consolidated
Net external sales		1,112,872,000				11,528,886,000		11,507,572,000		10,558,636,000		7,438,060,000
Operating loss		172,309,000				2,099,988,000		2,061,840,000		2,030,375,000
Productivity initiatives		0		(6,000,000)		0				0
Depreciation and Amortization Expenses		40,156,000				341,940,000		333,345,000		288,963,000
Total assets						12,939,007,000		11,983,293,000
Capital expenditures		120,154,000				399,098,000		418,734,000		335,646,000
Long-Lived Assets						6,953,521,000		7,168,359,000
Predecessor [Member] | Ketchup and Sauces [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		533,932,000				5,375,788,000		5,232,607,000		4,607,326,000
Predecessor [Member] | Meals and Snacks [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		359,412,000				4,240,808,000		4,337,995,000		4,134,836,000
Predecessor [Member] | Infant/Nutrition [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		118,528,000				1,189,015,000		1,232,248,000		1,175,438,000
Predecessor [Member] | Other Products [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		101,000,000				723,275,000		704,722,000		641,036,000
Predecessor [Member] | North America [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		443,660,000				4,565,878,000		4,587,301,000		4,604,957,000
Operating loss		96,703,000				1,106,802,000		1,103,826,000		1,136,522,000
Depreciation and Amortization Expenses		16,162,000				126,859,000		131,023,000		121,480,000
Total assets						3,289,900,000		3,394,387,000
Capital expenditures		10,050,000				107,207,000		103,958,000		101,001,000
Predecessor [Member] | Europe [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		268,607,000				3,049,061,000		3,192,285,000		3,025,097,000
Operating loss		42,060,000	[1]			671,261,000	[1]	689,752,000	[1]	667,681,000	[1]
Depreciation and Amortization Expenses		9,283,000				90,150,000		90,058,000		84,164,000
Total assets						4,963,171,000		4,004,193,000
Capital expenditures		4,537,000				91,911,000		97,708,000		87,460,000
Predecessor [Member] | Asia Pacific [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		238,013,000				2,285,962,000		2,237,907,000		1,982,720,000
Operating loss		36,276,000	[1]			286,466,000	[1]	249,390,000	[1]	258,836,000	[1]
Depreciation and Amortization Expenses		6,936,000				60,050,000		57,251,000		47,252,000
Total assets						2,430,999,000		2,343,458,000
Capital expenditures		2,988,000				83,980,000		95,115,000		68,803,000
Predecessor [Member] | Latin America [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		94,914,000				900,335,000		774,949,000		285,069,000
Operating loss		10,201,000	[1]			102,494,000	[1]	96,188,000	[1]	33,948,000	[1]
Depreciation and Amortization Expenses		2,305,000				16,933,000		16,932,000		4,030,000
Total assets						1,002,926,000		1,014,136,000
Capital expenditures		2,044,000				41,264,000		33,885,000		8,371,000
Predecessor [Member] | Non-operating
Reconciliation from Segment Totals to Consolidated
Operating loss		(25,005,000)				(164,019,000)		(170,242,000)		(149,851,000)
Depreciation and Amortization Expenses		4,187,000				31,206,000		24,852,000		20,135,000
Total assets						725,444,000		740,529,000
Capital expenditures		99,218,000				55,671,000		62,905,000		52,433,000
Predecessor [Member] | RIMEA [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		67,678,000				727,650,000		715,130,000		660,793,000
Operating loss		12,074,000	[1]			96,984,000	[1]	92,926,000	[1]	83,239,000	[1]
Depreciation and Amortization Expenses		1,283,000				16,742,000		13,229,000		11,902,000
Total assets						526,567,000		486,590,000
Capital expenditures		1,317,000				19,065,000		25,163,000		17,578,000
Predecessor [Member] | United States [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		371,253,000				3,857,247,000		3,885,057,000		3,916,988,000
Long-Lived Assets						2,383,136,000		2,419,518,000
Predecessor [Member] | United Kingdom [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		130,741,000				1,597,755,000		1,611,177,000		1,506,607,000
Long-Lived Assets						1,133,086,000		1,207,918,000
Predecessor [Member] | Other Country [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales		610,878,000				6,073,884,000		6,011,338,000		5,135,041,000
Long-Lived Assets						3,437,299,000		3,540,923,000
Successor [Member]
Segment Reporting Information [Line Items]
Inventory, Adjustments During the Period				383,300,000
Severance Costs				87,900,000
Other restructuring costs				69,700,000
Asset impairment charges				2,405,000
Pre-Opening Costs				772,000
Business Combination, Acquisition Related Costs				157,938,000
Unrealized loss on derivative instrument				117,934,000
Gains (Losses) on Extinguishment of Debt				0
Restructuring and Related Cost, Accelerated Depreciation				230,987,000
Depreciation				230,987,000
Amortization, Excluding Amortization of Financing Costs				48,975,000
Interest Expense, net				395,432,000
Share-based Compensation				4,800,000
Other Operating Income (Expense), Net				12,233,000
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest				(297,705,000)
Reconciliation from Segment Totals to Consolidated
Net external sales				6,239,562,000
Operating loss				1,165,403,000
Productivity initiatives				(410,400,000)
Depreciation and Amortization Expenses				279,962,000
Total assets				38,972,348,000
Capital expenditures				202,015,000
Long-Lived Assets				32,223,099,000
Successor [Member] | Selling, General and Administrative Expenses [Member]
Reconciliation from Segment Totals to Consolidated
Productivity initiatives				(241,700,000)
Successor [Member] | Ketchup and Sauces [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				3,081,347,000
Successor [Member] | Meals and Snacks [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				2,185,831,000
Successor [Member] | Infant/Nutrition [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				624,359,000
Successor [Member] | Other Products [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				348,025,000
Successor [Member] | North America [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				2,442,522,000
Operating loss				618,322,000
Depreciation and Amortization Expenses				153,402,000
Total assets				14,486,939,000
Capital expenditures				47,060,000
Successor [Member] | Europe [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				1,659,312,000
Operating loss				349,247,000	[1]
Depreciation and Amortization Expenses				59,945,000
Total assets				11,515,094,000
Capital expenditures				40,465,000
Successor [Member] | Asia Pacific [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				1,240,147,000
Operating loss				135,851,000	[1]
Depreciation and Amortization Expenses				38,509,000
Total assets				3,720,892,000
Capital expenditures				43,355,000
Successor [Member] | Latin America [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				504,425,000
Operating loss				74,428,000	[1]
Depreciation and Amortization Expenses				9,673,000
Total assets				1,136,344,000
Capital expenditures				10,940,000
Successor [Member] | Non-operating
Reconciliation from Segment Totals to Consolidated
Operating loss				(58,279,000)
Depreciation and Amortization Expenses				12,251,000
Total assets				7,436,015,000
Capital expenditures				46,905,000
Successor [Member] | RIMEA [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				393,156,000
Operating loss				45,834,000	[1]
Depreciation and Amortization Expenses				6,182,000
Total assets				677,064,000
Capital expenditures				13,290,000
Successor [Member] | United States [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				2,072,049,000
Long-Lived Assets				16,280,596,000
Successor [Member] | United Kingdom [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				859,512,000
Long-Lived Assets				6,999,989,000
Successor [Member] | Other Country [Member]
Reconciliation from Segment Totals to Consolidated
Net external sales				3,308,001,000
Long-Lived Assets				8,942,514,000
Productivity Initatives [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Severance Costs								81,700,000
Asset impairment charges								50,900,000
Facility Closing [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Severance Costs													63,000,000
Reconciliation from Segment Totals to Consolidated
Productivity initiatives				$ (274,500,000)

[1]	(a)Includes corporate overhead, intercompany eliminations and charges not directly attributable to operating segments.